SHORT TERM AND LONG TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG TERM BORROWINGS
Schedule of short term and long term borrowings from commercial banks or other institutions

			As of	As of
	Fixed annual		December 31,	December 31,
Funding Partners	interest rate	Term	2017	2018
			RMB	RMB
Short-term borrowings	4.8%-12.0%	within 12 months	320,877	325,715
Current portion of long-term borrowings	5.2%-9.6%	mature in 2019	105,906	298,873
Long-term borrowings	5.0%-6.4%	2 - 4 years	374,104	481,801
			800,887	1,106,389